Leases - Weighted Average Operating Leases (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating leases, Weighted-average remaining lease term	3 years 8 months 12 days	4 years 5 months 4 days
Operating leases, Weighted-average discount rate	4.80%	4.80%